Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Tech Hardware Portfolio
May 31, 2026
COM-NPRT1-0726
1.802161.122
Common Stocks - 98.4%
	Shares	Value ($)
CHINA - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.2%
Montage Technology Co Ltd H Shares	193,800	9,891,666
Technology Hardware, Storage & Peripherals - 0.7%
Xiaomi Corp B Shares (a)(e)(f)	6,664,230	23,867,759
TOTAL CHINA		33,759,425
FINLAND - 3.0%
Information Technology - 3.0%
Communications Equipment - 3.0%
Nokia Oyj	7,237,000	106,295,572
ISRAEL - 0.8%
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
Next Vision Stabilized Systems Ltd	257,600	27,409,115
JAPAN - 14.7%
Communication Services - 2.6%
Entertainment - 2.6%
Nintendo Co Ltd	2,106,190	94,249,684
Consumer Discretionary - 3.7%
Household Durables - 3.7%
Panasonic Holdings Corp	3,391,000	78,345,624
Sony Group Corp	2,562,700	55,277,930
TOTAL CONSUMER DISCRETIONARY		133,623,554
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	64,400	10,950,001
Information Technology - 8.1%
Electronic Equipment, Instruments & Components - 1.8%
Ibiden Co Ltd	447,600	64,639,437
Semiconductors & Semiconductor Equipment - 6.3%
Kioxia Holdings Corp (a)	541,200	223,765,548
TOTAL INFORMATION TECHNOLOGY		288,404,985
TOTAL JAPAN		527,228,224
KOREA (SOUTH) - 9.8%
Information Technology - 9.8%
Semiconductors & Semiconductor Equipment - 2.7%
SK Hynix Inc	62,308	96,341,295
Technology Hardware, Storage & Peripherals - 7.1%
Samsung Electronics Co Ltd	1,212,120	254,658,873
TOTAL KOREA (SOUTH)		351,000,168
TAIWAN - 5.1%
Information Technology - 5.1%
Communications Equipment - 0.6%
Accton Technology Corp	278,000	21,504,425
Electronic Equipment, Instruments & Components - 1.3%
Chroma ATE Inc	590,000	47,329,216
Semiconductors & Semiconductor Equipment - 3.2%
Taiwan Semiconductor Manufacturing Co Ltd	1,543,999	114,065,430
TOTAL TAIWAN		182,899,071
UNITED STATES - 64.1%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Alphabet Inc Class A	129,680	49,322,491
Consumer Discretionary - 3.0%
Broadline Retail - 1.2%
Amazon.com Inc (a)	162,700	44,033,128
Household Durables - 1.8%
Garmin Ltd	266,323	62,298,276
TOTAL CONSUMER DISCRETIONARY		106,331,404
Information Technology - 59.8%
Communications Equipment - 24.7%
Arista Networks Inc (a)	1,340,600	213,785,482
Ciena Corp (a)	184,666	107,148,753
Cisco Systems Inc	3,491,416	420,436,315
Motorola Solutions Inc	359,100	144,817,848
		886,188,398
Electronic Equipment, Instruments & Components - 4.1%
Keysight Technologies Inc (a)	234,300	79,270,719
Mirion Technologies Inc Class A (a)(b)	479,700	8,768,916
TD SYNNEX Corp	227,056	59,325,192
Vast Data Ltd (a)(c)(d)	20,255	1,199,501
		148,564,328
Software - 0.8%
Palo Alto Networks Inc (a)	107,031	30,149,562
Technology Hardware, Storage & Peripherals - 30.2%
Apple Inc	889,724	277,647,271
Dell Technologies Inc Class C	424,847	178,822,351
Everpure Inc Class A (a)	455,997	36,256,321
Sandisk Corp/DE (a)	102,400	173,565,952
Seagate Technology Holdings PLC	117,800	103,640,440
Western Digital Corp (b)	587,400	312,032,755
		1,081,965,090
TOTAL INFORMATION TECHNOLOGY		2,146,867,378
TOTAL UNITED STATES		2,302,521,273
TOTAL COMMON STOCKS (Cost $1,707,262,652)		3,531,112,848

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Vast Data Ltd Series A (a)(c)(d)	5,512	326,421
Vast Data Ltd Series A1 (a)(c)(d)	13,567	803,438
Vast Data Ltd Series A2 (a)(c)(d)	15,607	924,247
Vast Data Ltd Series B (a)(c)(d)	16,895	1,000,522
Vast Data Ltd Series C (a)(c)(d)	362	21,437
Vast Data Ltd Series E (a)(c)(d)	11,867	702,764
Vast Data Ltd Series F (c)(d)	1,979	117,196

TOTAL UNITED STATES		3,896,025
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,187,366)		3,896,025

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.67	116,858,771	116,882,143
Fidelity Securities Lending Cash Central Fund (g)(h)	3.67	149,785	149,800
TOTAL MONEY MARKET FUNDS (Cost $117,031,943)			117,031,943

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $1,825,481,961)	3,652,040,816
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(62,234,592)
NET ASSETS - 100.0%	3,589,806,224

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,095,526 or 0.1% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,867,759 or 0.7% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $23,867,759 or 0.7% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $284,603,358.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Vast Data Ltd	2/27/2026 - 4/17/2026	1,177,769

Vast Data Ltd Series A	11/28/2023	60,632

Vast Data Ltd Series A1	11/28/2023	149,237

Vast Data Ltd Series A2	11/28/2023	171,677

Vast Data Ltd Series B	11/28/2023 - 4/17/2026	396,923

Vast Data Ltd Series C	11/28/2023	3,982

Vast Data Ltd Series E	11/28/2023	261,074

Vast Data Ltd Series F	2/27/2026	143,841

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,729,498	340,655,759	232,503,114	464,889	-	-	116,882,143	116,858,771	0.2%
Fidelity Securities Lending Cash Central Fund	5,892,300	88,084,642	93,827,142	2,379	-	-	149,800	149,785	0.0%
Total	14,621,798	428,740,401	326,330,256	467,268	-	-	117,031,943

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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